Finance Costs	12 Months Ended
Feb. 28, 2023
Disclosure Of Finance Cost Text Block Abstract
FINANCE COSTS

23. FINANCE COSTS

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Lease liabilities	8,199	6,249	5,588
Term loans	797	4,317	2,711
Overdraft	291	794	870
Others	808	971	133
	10,095	12,331	9,302